Loans Payable (Tables)	12 Months Ended
Oct. 31, 2021
Borrowings [abstract]
Summary of borrowings

	BDC Loan	Other Loans	Total
	$	$	$
Balance at October 31, 2019	—	87,381	87,381
Proceeds from loans payable	2,153,110	—	2,153,110
Repayment of loans payable	—	(12,881)	(12,881)
Foreign exchange loss	21,430	(1,162)	20,268
Balance at October 31, 2020	2,174,540	73,338	2,247,878
Proceeds from loans payable	3,091,220	7,000,000	10,091,220
Repayment of loans payable	(5,507,298)	(7,037,041)	(12,544,339)
Foreign exchange loss	241,538	3,451	244,989
Balance at October 31, 2021	—	39,748	39,748